Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Amount	$ 28,049	$ 286,354
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency	USD
Amount	$ 28,049
Annual interest rate %	546.00%
Issued date	05/07/2024
Maturity date	08/07/2024
Wells Fargo Bank one [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency		USD
Amount		$ 39,449
Annual interest rate %		5.65%
Issued date		03/30/2023
Maturity date		08/01/2023
Wells Fargo Bank Two [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency		USD
Amount		$ 39,449
Annual interest rate %		5.65%
Issued date		03/30/2023
Maturity date		07/28/2023
Wells Fargo Bank Three [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency		USD
Amount		$ 40,385
Annual interest rate %		5.60%
Issued date		04/03/2023
Maturity date		10/02/2023
Wells Fargo Bank Four [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency		USD
Amount		$ 40,425
Annual interest rate %		5.56%
Issued date		04/04/2023
Maturity date		09/01/2023
(new) Wells Fargo Bank Five [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency		USD
Amount		$ 42,041
Annual interest rate %		5.85%
Issued date		08/01/2023
Maturity date		02/01/2024
(new) Wells Fargo Bank Six [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency		USD
Amount		$ 42,303
Annual interest rate %		5.75%
Issued date		08/25/2023
Maturity date		11/27/2023
Wells Fargo Bank Seven [Member]
Financial Liabilities at Amortized Cost - Schedule of Short-Term Bonds (Details) [Line Items]
Currency		USD
Amount		$ 42,302
Annual interest rate %		5.85%
Issued date		08/25/2023
Maturity date		01/22/2024